Fair Value Measurements, Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement, nonrecurring, fair value measurement date is different than period end date [true false]	true	true
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	$ 2,086	$ 1,128
Loans	1,257	1,467
Equity securities	2,792	4,021
Other assets	98	181
Total assets measured at fair value on a recurring basis	6,233	6,797
Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,161	1,376
Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	96	91
Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,846	841
Loans	1,257	1,467
Equity securities	1,001	1,451
Other assets	89	172
Total assets measured at fair value on a recurring basis	4,193	3,931
Nonrecurring [Member] | Level 2 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,161	1,376
Nonrecurring [Member] | Level 2 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	96	91
Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	240	287
Loans	0	0
Equity securities	1,791	2,570
Other assets	9	9
Total assets measured at fair value on a recurring basis	2,040	2,866
Nonrecurring [Member] | Level 3 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Nonrecurring [Member] | Level 3 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 0	$ 0